Cash and cash equivalents and time deposits	6 Months Ended
Jun. 30, 2020
Cash And Cash Equivalents [Abstract]
Cash and cash equivalents and time deposits
5	Cash and cash equivalents and time deposits

Cash and cash equivalents represent cash on hand, cash held at bank, and short-term deposits placed with banks or other financial institutions which have original maturities of three months or less.

As of June 30, 2020, the Group had time deposits of US$473 (December 31, 2019: US$410) with an average original maturity of 6.5 months (December 31, 2019: 3.2 months) and were denominated in US$ (December 31, 2019: US$).

Cash and cash equivalents and time deposits as of December 31, 2019 and June 30, 2020 primarily consist of the following currencies:

	As of
	December 31, 2019		June 30, 2020
	Amount in thousand	US$ equivalent	Amount in thousand	US$ equivalent

RMB	84,034	11,776	74,116	10,424
HK$	8,329	1,061	30,852	3,981
US$	24,175	24,175	24,956	24,956
Singapore dollars	151	110	397	278
New Taiwan dollars	931	30	1,754	59
Japanese Yen	4,550	41	966	9
Others	72	71	130	121
		37,264		39,828